GOODWILL (Details Narrative) - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Goodwill	$ 6,650,621
Titan Trucking LLC [Member]
Goodwill	6,650,621	$ 22,319,908	0
Goodwill recognized	22,319,908
Impairment expense		$ 15,669,287
Recoup Technologies Inc [Member]
Goodwill	$ 6,650,621		$ 0